Recent Accounting Pronouncements - Additional Information (Detail) - USD ($) $ in Millions	Jan. 02, 2016	Dec. 27, 2014
New Accounting Pronouncement or Change in Accounting Principle, Retrospective Adjustments [Abstract]
Deferred financing costs reclassified into carrying value of debt	$ 25	$ 35